Income Taxes - Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance	$ 168,186	$ 169,322	$ 187,646
Additions based on tax positions related to the current year	25,662	23,154	19,530
Additions for tax positions of prior years	23,849	23,292	27,558
Reduction for tax positions of prior years	(7,467)	(15,214)	(2,578)
Settlements with tax authorities	(10,245)	(29,400)	(37,672)
Lapse of statute of limitations	(4,789)	(2,968)	(25,162)
Unrecognized tax benefits, Ending balance	$ 195,196	$ 168,186	$ 169,322